28-6078

MAY 15 1998 CONFIDENTIAL

13F-CON P

NON-PUBLIC

5/15/00

OFFICE OF THE SECRETARY RECEIVED MAY 15 1998

OMB [redacted]
OMB Num[redacted]
Expires: [redacted]
Estimated [redacted]
hours per [redacted]

98 12 5451

SEC USE ONLY

UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM 13F

INFORMATION REQUIRED OF INSTITUTIONAL INVESTMENT MANAGERS PURSUANT TO SECTION 13(f) OF THE SECURITIES EXCHANGE ACT OF 1934 AND RULES THEREUNDER

Report for the Calendar Year or Quarter Ended March 31, 1998.

CONFIDENTIAL TREATMENT EXPIRED

(Please read instructions before preparing form.)

If amended report check here: ☐

HBK Investments L.P.
Name of Institutional Investment Manager

300 Crescent Court, Suite 700 (Street) Dallas (City) TX (State) 75201 (Zip)
Business Address

H. Michael Reese (214) 758-6160 Chief Financial Officer
Name, Phone No., and Title of Person Duly Authorized to Submit This Report.

ATTENTION

Intentional misstatements or omissions of facts constitute Federal Criminal Violations.
See 18 U.S.C. 1001 and 15 U.S.C. 78ff(a).

The institutional investment manager submitting this Form and its attachments and the person by whom it is signed represent hereby that all information contained therein is true, correct and complete. It is understood that all required items, statements and schedules are considered integral parts of this Form and that the submission of any amendment represents that all unamended items, statements and schedules remain true, correct and complete as previously submitted.

Pursuant to the requirements of Securities Exchange Act of 1934, the undersigned institutional investment manager has caused this report to be signed on its behalf in the City of Dallas and State of Texas on the 12 day of May, 1998.

PROCESSED
APR 25 2002
THOMSON FINANCIAL P

HBK Investments LP
(Name of Institutional Investment Manager)

H Michael Reese
(Manual Signature of Person Duly Authorized to Submit This Report)

Name and 13F file numbers of ALL Institutional Investment Managers with respect to which this schedule is filed (other than the one filing this report): *(List in alphabetical order)*.

13F File Numbers will be assigned to Institutional Investment Managers after they file their first report.

Name:	13F File No.:	Name:	13F File No.:
1.		6.	
2.		7.	
3.		8.	
4.		9.	
5.		10.	

W

ITEM 6: INVESTMENT DISCRETION ALL (a) SOLE

ITEM 7: MANAGERS ALL HBK INVESTMENTS L.P.

ITEM 8: VOTING AUTHORITY ALL (a) SOLE

ITEM #1 NAME OF ISSUER	ITEM #2 TITLE OF CLASS	ITEM #3 CUSIP NO.	ITEM #4 MARKET VALUE	ITEM #5 SHARES OR PRINC. AMT.
ABERCROMBIE AND FITCH CO	CL A	002896207	656,175	15,600
BOWATER INC	PUT	102183950	4,029,638	71,400
CENTRAL & SOUTH WEST CORP	COM	152357109	21,889,525	818,300
CHEMFIRST INC	COM	16361A106	8,058,650	304,100
CITIZENS UTILS CO DEL	CL B	177342201	3,558,506	336,900
CORECOMM INC	COM	21868N106	3,768,750	225,000
CULLIGAN WTR TECHNOLOGIES INC	COM	230029100	15,140,789	254,200
DIGITAL EQUIP CORP	COM	253849103	26,156,251	500,000
ECHLIN INC	COM	278749106	10,487,502	200,000
FREEPORT-MCMORAN SULPHUR INC	COM	35671R104	179,800	12,400
GENENTECH INC	COM SPL	368710307	17,123,356	243,100
GENERAL MTRS CORP	CL H NEW	370442832	14,045,600	310,400
GRACE W R & CO DEL	COM	383911104	20,277,481	242,300
KANSAS CITY PWR & LIGHT CO	COM	485134100	6,170,850	195,900
LCI INTL INC	COM	501813109	9,625,000	250,000
PAGE TOTAL			**161,167,873**	

CONFIDENTIAL TREATMENT REQUESTED

HBK INVESTMENTS L.P. 03/31/98 FORM 13F

ITEM 6: INVESTMENT DISCRETION ALL (a) SOLE

ITEM 7: MANAGERS ALL HBK INVESTMENTS L.P.

ITEM 8: VOTING AUTHORITY ALL (a) SOLE

ITEM #1 NAME OF ISSUER	ITEM #2 TITLE OF CLASS	ITEM #3 CUSIP NO.	ITEM #4 MARKET VALUE	ITEM #5 SHARES OR PRINC. AMT.
LIGAND PHARMACEUTICALS INC	WT B EX 060300	53220K116	206,718	21,000
LIMITED INC	COM	532716107	13,239,283	461,500
LITTLE SWITZ INC	COM	537528101	3,149,251	408,000
MCI COMMUNICATIONS CORP	COM	552673105	4,953,125	100,000
MCI COMMUNICATIONS CORP	CALL	552673905	4,953,125	100,000
MIDWAY GAMES INC	COM	598148104	1,373,727	59,890
NOEL GROUP INC	COM	655260107	4,218,398	1,597,500
NORTHROP GRUMMAN CORP	COM	666807102	10,743,751	100,000
PHYCOR INC	PUT	71940F950	225,313	10,000
QWEST COMMUNICATIONS INTL INC	COM	749121109	4,283,125	110,000
RAYTHEON CO	CL A	755111309	12,603,943	219,199
TELECOMUNICACOES BRASILEIRAS	SPONSORED ADR	879287100	1,298,126	10,000
TELEPHONE & DATA SYS INC	COM	879433100	9,395,500	197,800
TOYS R US INC	PUT	892335950	1,202,500	40,000
USA WASTE SERVICES INC	COM	902917103	42,334,375	950,000
PAGE TOTAL			**114,180,260**	

CONFIDENTIAL TREATMENT REQUESTED

HBK INVESTMENTS L.P. 03/31/98 FORM 13F

ITEM 6: INVESTMENT DISCRETION ALL (a) SOLE

ITEM 7: MANAGERS ALL HBK INVESTMENTS L.P.

ITEM 8: VOTING AUTHORITY ALL (a) SOLE

ITEM #1 NAME OF ISSUER	ITEM #2 TITLE OF CLASS	ITEM #3 CUSIP NO.	ITEM #4 MARKET VALUE	ITEM #5 SHARES OR PRINC. AMT.
UNITED STATES FILTER CORP NEW	COM NEW	911843209	7,723,988	219,900
MILLICOM INTL CELLULAR S A	ORD	L6388F102	11,609,289	263,100
PAGE TOTAL			19,333,277	
GRAND TOTAL			294,681,410	

CONFIDENTIAL TREATMENT REQUESTED